GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE – 5 GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our administrative expenses for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	HKD	HKD	HKD

Accounting fee	$24,000	$113,000	$126,100
Bank charges	3,760	72,270	247,541
Insurance expenses	30,376	356,788	800,856
Staff payroll costs	232,956	1,411,500	2,961,887
Listing fees	-	3,503,862	1,304,782
Legal and professional fees	-	188,842	12,186,393
Travelling expenses	-	172,228	146,531
Marketing fee for events	-	541,965	3,015,534
Office expenses	329,360	296,346	1,261,960
Share-based payment	-	-	37,834,916
Variable lease payments	-	216,036	344,208
Sundries	45,834	446,617	352,362
Total:	$666,286	$7,319,454	$60,583,070

General and administrative expenses amounted to approximately HK$7.32 million and approximately HK$60.6 million for the years ended March 31, 2025 and 2026, respectively. The increase was mainly due to (i) investor and public relations retainer services, webpage development, and business branding services; (ii) IPO related legal and professional fees such as audit and legal expenses that do not qualify for capitalization as offering cost; (iii) additional recurring legal and professional fees after listing; and (iv) the share-based payment expenses of HK$37.8 million relating to the business development and marketing service agreement entered into in August 2025.

Share-based payment represented the marketing and consultancy services acquired during the year at a consideration of the Company’s 6,000,000 Class A Ordinary Shares (pre-split) issued on August 20, 2025 to service providers for the service contracts over a 12-month period. As the fair value of the services could not be reliably measured, the expense was determined by reference to the market price of the Company’s shares on NASDAQ at the dates the services were rendered. The resulting share-based payment expense was recognized over the service period, amounting to HK$37,834,916 for the year ended March 31, 2026.